Money Market Obligations Trust

Treasury Obligations Fund
Government Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Municipal Obligations Fund

INSTITUTIONAL CAPITAL SHARES
INSTITUTIONAL SERVICE SHARES
INSTITUTIONAL SHARES

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2009

IN THE FOLLOWING FUNDS' STATEMENT OF ADDITIONAL INFORMATION, (INSTITUTIONAL SERVICE SHARES AND INSTITUTIONAL SHARES) PLEASE MAKE THE CHANGE IN ITEM 1 BELOW:

Treasury Obligations Fund, Government Obligations Fund, Prime Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund, Tax-Free Obligations Fund and Municipal Obligations Fund.

1. Under the heading entitled, “GLOSSARY OF SECURITIES AND SPECIAL TRANSACTIONS,” please delete the first sentence under the security description entitled “Agency Securities” and replace it with the following:

“MOF and TFOF may invest in agency securities as a temporary investment.”

IN THE FOLLOWING FUNDS' STATEMENT OF ADDITIONAL INFORMATION (INSTITUTIONAL CAPITAL SHARES), PLEASE MAKE THE CHANGE IN ITEM 2 BELOW:

Treasury Obligations Fund, Government Obligations Fund, Prime Cash Obligations Fund, Prime Management Obligations Fund, Prime Value Obligations Fund and Municipal Obligations Fund.

2. Under the heading entitled, “GLOSSARY OF SECURITIES AND SPECIAL TRANSACTIONS,” please delete the first sentence under the security description entitled “Agency Securities” and replace it with the following:

“MOF may invest in agency securities as a temporary investment.”

June 3, 2010

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450552 (6/10)